Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2015	2014
Repledged	$-	$145,866
Not repledged	111,545	33,258
Total	$111,545	$179,124